As filed with the Securities and Exchange             Registration No. 33-75962*
Commission on December 6, 2000                        Registration No. 811-2513

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 25 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
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     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

      ____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ on December 6, 2000 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75978.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                    LOCATION - PROSPECTUS DATED
                                                                     MAY 1, 2000, AS AMENDED BY
                                                                  SUPPLEMENTS DATED AUGUST 21, 2000,
FORM N-4                                                         SEPTEMBER 1, 2000, SEPTEMBER 14, 2000,
ITEM NO.           PART A (PROSPECTUS)                            DECEMBER 6, 2000 AND MARCH __, 2001
   1           Cover Page........................................  Cover Page

   2           Definitions.......................................  Not Applicable

   3           Synopsis..........................................  Contract Overview; Fee Table, as amended

   4           Condensed Financial Information...................  Condensed Financial Information; Appendix IV -
                                                                   Condensed Financial Information

   5           General Description of Registrant,
               Depositor, and Portfolio Companies................  Other Topics - The Company, as amended;  Variable Annuity
                                                                   Account C; Appendix III - Fund Descriptions, as amended

   6           Deductions and Expenses...........................  Fee Table as amended; Fees, as amended

   7           General Description of Variable Annuity
               Contracts.........................................  Contract Overview; Other Topics

   8           Annuity Period....................................  The Income Phase

   9           Death Benefit.....................................  Death Benefit

   10          Purchases and Contract Value......................  Contract Purchase and Participation; Your Account Value

   11          Redemptions.......................................  Right to Cancel;  Withdrawals;  Systematic  Distribution
                                                                   Options

   12          Taxes.............................................  Taxation

   13          Legal Proceedings.................................  Other Topics - Legal Matters and Proceedings, as amended

   14          Table of Contents of the Statement of
               Additional Information............................  Contents of the Statement of Additional Information


                                                                            LOCATION - STATEMENT OF
                                                                          ADDITIONAL INFORMATION DATED
                                                                            MAY 1, 2000, AS AMENDED BY
FORM N-4            PART B (STATEMENT OF                               SUPPLEMENTS DATED AUGUST 21, 2000 AND
ITEM NO.           ADDITIONAL INFORMATION)                                      SEPTEMBER 14, 2000
   15           Cover Page...........................................  Cover page
   16           Table of Contents....................................  Table of Contents
   17           General Information and History......................  General Information and History, as amended
   18           Services.............................................  General Information and History, as amended; Independent
                                                                       Auditors
   19           Purchase of Securities Being Offered.................  Offering and Purchase of Contracts
   20           Underwriters.........................................  Offering and Purchase of Contracts
   21           Calculation of Performance Data......................  Performance  Data, as amended;  Average  Annual Total
                                                                       Return Quotations
   22           Annuity Payments.....................................  Income Phase Payments
   23           Financial Statements.................................  Financial Statements of the Separate Account;
                                                                       Financial Statements of Aetna Life Insurance and
                                                                       Annuity Company


                                PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 25 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 (File No. 33-75962), by reference to Prospectus Supplement dated August 21, 2000 as filed under Rule 497(e) on August 21, 2000, by reference to Prospectus Supplement dated September 1, 2000 as filed in Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000 and declared effective on September 1, 2000, and by reference to Supplement dated September 14, 2000 as filed in Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 1, 2000 and declared effective on September 14, 2000.

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 25 by reference to Registrant's filing on Form N-4 (File No. 33-75962), as filed on April 13, 2000 and declared effective on May 1, 2000, by reference to Prospectus Supplement dated August 21, 2000 filed pursuant to Rule 497(e), as filed on August 21, 2000, and by reference to Supplement dated September 14, 2000 as filed in Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 1, 2000 and declared effective on September 14, 2000.

Two Supplements to the Prospectus, one dated December 6, 2000, and one dated March __, 2001 are included in Part A of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

     SUPPLEMENT DATED DECEMBER 6, 2000 TO THE PROSPECTUS DATED MAY 1, 2000
       AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000, SEPTEMBER 1, 2000
                             AND SEPTEMBER 14, 2000

GENERAL DESCRIPTION OF GET L

Series L of the Aetna GET Fund (GET L) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET L. Aeltus Investment Management, Inc. serves as the investment adviser to GET L.

We will offer GET L shares only during its offering period, which is scheduled to run from December 14, 2000 through the close of business on March 14, 2001. GET L may not be available under your contract, your plan or in your state. Please read the GET L prospectus for a more complete description of GET L, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET L

GET L seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET L's guarantee period runs from March 15, 2001 through March 14, 2006. During the offering period, all GET L assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET L will end on March 14, 2006, which is GET L's maturity date. The Company guarantees that the value of an accumulation unit of the GET L subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2006), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET L subaccount to make up the difference. This means that if you remain invested in GET L until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET L as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET L subaccount. The value of dividends and distributions made by GET L throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET L investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET L before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET L. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET L amounts. If you do not make a choice, on the maturity date we will transfer your GET L amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET L amounts to the fund or funds designated by the Company.

X.GETL75962-00
                                                                   December 2000

The following information amends the "Fee Table" section contained in the prospectus:

FEES DEDUCTED FROM THE SUBACCOUNTS DURING THE ACCUMULATION PHASE

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE...........................          1.10%(2)
ADMINISTRATIVE EXPENSE CHARGE...............................    0.00%-0.25%(3)
GET L GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................          0.25%
                                                                -----------
TOTAL SEPARATE ACCOUNT EXPENSES.............................    1.35%-1.60%
                                                                ===========

FEES DEDUCTED BY THE FUNDS

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES L ANNUAL EXPENSES

(As a percentage of the average net assets)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(4)    OTHER EXPENSES(5)    (AFTER EXPENSE REIMBURSEMENT)(6)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series L                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET L prospectus.

--------------------------------

                  (2)   The mortality and expense risk charge for all subaccounts
                        except the Aetna Money Market VP subaccount is 1.10% on an annual basis effective February 15, 2000, 1.05% on an annual basis effective February 15, 2001, and 1.00% on an annual
                        basis effective February 15, 2002. The mortality and expense risk charge for the Aetna Money Market VP subaccount is
                        0.35% on an annual basis effective February 15, 2000. During the income phase, the mortality and expense risk charge for all subaccounts is 1.25% annually.
                  (3)   We do not currently impose an administrative expense charge.
                        However, we reserve the right to deduct a daily charge of
                        not more than 0.25% on an annual basis from the subaccounts.
                  (4)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (5)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET L and any additional direct fund expenses.
                  (6)   The investment adviser is contractually obligated through
                        GET L's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET L's other expenses in order to ensure that GET L's Total Fund Annual Expenses do not exceed
                        0.75% of the fund's average daily net assets. It is not
                        expected that GET L's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES L
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET L investment option under the contract (until GET L's maturity date), assuming a 5% annual return on the investment.(7)

 F     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 F     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 F     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If you leave your entire
                                                     account value at the end of the    account value invested or if
                                                     periods shown, you would pay       you select an income phase
                                                     the following expenses,            payment option at the end of
                                                     including any applicable early     the periods shown, you would
                                                     withdrawal charge assessed:        pay the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        assessed):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------
Aetna GET Fund Series L                                        $75       $127       $183        $24        $73       $126

--------------------------------

                  (7)   The examples shown reflect a maximum mortality and expense risk charge of 1.10% on an annual basis, a maximum
                        administrative expense charge of 0.25% on an annual basis, a
                        GET L guarantee charge of 0.25% on an annual basis, and all charges and expenses of the GET L Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay
                        under your contract may be lower. Please refer to the "Fees"
                        section of your prospectus.)

X.GETL75962-00
                                                                   December 2000

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

      SUPPLEMENT DATED MARCH __, 2001 TO THE PROSPECTUS DATED MAY 1, 2000
       AS AMENDED BY SUPPLEMENTS DATED AUGUST 21, 2000, SEPTEMBER 1, 2000
                             AND SEPTEMBER 14, 2000

GENERAL DESCRIPTION OF GET M

Series M of the Aetna GET Fund (GET M) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET M. Aeltus Investment Management, Inc. serves as the investment adviser to GET M.

We will offer GET M shares only during its offering period, which is scheduled to run from March 15, 2001 through the close of business on June 13, 2001. GET M may not be available under your contract, your plan or in your state. Please read the GET M prospectus for a more complete description of GET M, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET M

GET M seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET M's guarantee period runs from June 14, 2001 through June 13, 2006. During the offering period, all GET M assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET M will end on June 13, 2006, which is GET M's maturity date. The Company guarantees that the value of an accumulation unit of the GET M subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2006), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET M subaccount to make up the difference. This means that if you remain invested in GET M until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET M as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET M subaccount. The value of dividends and distributions made by GET M throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET M investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET M before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET M. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET M amounts. If you do not make a choice, on the maturity date we will transfer your GET M amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET M amounts to the fund or funds designated by the Company.

X.GETM75962-00
                                                                      March 2001

The following information amends the "Fee Table" section contained in the prospectus:

FEES DEDUCTED FROM THE SUBACCOUNTS DURING THE ACCUMULATION PHASE

(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE...........................          1.10%(2)
ADMINISTRATIVE EXPENSE CHARGE...............................    0.00%-0.25%(3)
GET M GUARANTEE CHARGE (deducted daily during the Guarantee
  Period)...................................................          0.25%
                                                                -----------
TOTAL SEPARATE ACCOUNT EXPENSES.............................    1.35%-1.60%
                                                                ===========

FEES DEDUCTED BY THE FUNDS

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES M ANNUAL EXPENSES

(As a percentage of the average net assets)

                                               INVESTMENT                               TOTAL FUND ANNUAL EXPENSES
                                            ADVISORY FEES(4)    OTHER EXPENSES(5)    (AFTER EXPENSE REIMBURSEMENT)(6)
                                            ----------------    -----------------    --------------------------------
Aetna GET Fund Series M                            0.60%               0.15%                        0.75%

For more information regarding expenses paid out of assets of the fund, see the

GET M prospectus.

--------------------------------

                  (2)   The mortality and expense risk charge for all subaccounts
                        except the Aetna Money Market VP subaccount is 1.10% on an annual basis effective February 15, 2000, 1.05% on an annual basis effective February 15, 2001, and 1.00% on an annual
                        basis effective February 15, 2002. The mortality and expense risk charge for the Aetna Money Market VP subaccount is
                        0.35% on an annual basis effective February 15, 2000. During the income phase, the mortality and expense risk charge for all subaccounts is 1.25% annually.
                  (3)   We do not currently impose an administrative expense charge.
                        However, we reserve the right to deduct a daily charge of
                        not more than 0.25% on an annual basis from the subaccounts.
                  (4)   The Investment Advisory Fee will be 0.25% during the
                        offering period and 0.60% during the guarantee period.
                  (5)   "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET M and any additional direct fund expenses.
                    6   The investment adviser is contractually obligated through
                        GET M's maturity date to waive all or a portion of its
                        investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET M's other expenses in order to ensure that GET M's Total Fund Annual Expenses do not exceed
                        0.75% of the fund's average daily net assets. It is not
                        expected that GET M's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES M
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples shows the fees and expenses paid over time if you invest $1,000 in the GET M investment option under the contract (until GET M's maturity date), assuming a 5% annual return on the investment.(7)

 F     THESE EXAMPLES ARE PURELY HYPOTHETICAL.
 F     THEY SHOULD NOT BE CONSIDERED A
       REPRESENTATION OF PAST OR FUTURE EXPENSES OR
       EXPECTED RETURNS.
 F     ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR
       LESS THAN THOSE SHOWN BELOW.

                                                                EXAMPLE A                          EXAMPLE B
                                                     If you withdraw your entire        If you leave your entire
                                                     account value at the end of the    account value invested or if
                                                     periods shown, you would pay       you select an income phase
                                                     the following expenses,            payment option at the end of
                                                     including any applicable early     the periods shown, you would
                                                     withdrawal charge assessed:        pay the following expenses (no
                                                                                        early withdrawal charge is
                                                                                        assessed):

                                                             1 YEAR     3 YEARS    5 YEARS    1 YEAR     3 YEARS    5 YEARS
                                                            ---------  ---------  ---------  ---------  ---------  ---------
Aetna GET Fund Series M                                        $75       $127       $183        $24        $73       $126

--------------------------------

                  (7)   The examples shown reflect a maximum mortality and expense risk charge of 1.10% on an annual basis, a maximum
                        administrative expense charge of 0.25% on an annual basis, a
                        GET M guarantee charge of 0.25% on an annual basis, and all charges and expenses of the GET M Fund. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay
                        under your contract may be lower. Please refer to the "Fees"
                        section of your prospectus.)

X.GETM75962-00
                                                                      March 2001

                                      VARIABLE ANNUITY ACCOUNT C
                                      PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:

       (1)      Included in Part A:
                Condensed Financial Information

       (2)      Included in Part B:

                Financial Statements of Variable Annuity Account C:
                -  Statement of Assets and Liabilities as of December 31, 1999
                -  Statement of Operations for the year ended December 31, 1999
                - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998
                -  Condensed Financial Information for the year ended
                   December 31, 1999
                -  Notes to Financial Statements
                -  Independent Auditors' Report
                Financial Statements of the Depositor:
                -  Independent Auditors' Report
                - Consolidated Statements of Income for the years ended December 31, 1999, 1998and 1997
                -  Consolidated Balance Sheets as of December 31, 1999 and 1998
                - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
                - Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
                -  Notes to Consolidated Financial Statements

     (b) Exhibits

       (1)      Resolution of the Board of Directors of Aetna Life Insurance
                and Annuity Company establishing Variable Annuity Account C(1)
       (2)      Not applicable
       (3.1)    Broker-Dealer Agreement(2)
       (3.2)    Alternative Form of Wholesaling Agreement and Related
                Selling Agreement(3)
       (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                Insurance and Annuity Company and Aetna Investment Services,
                Inc. (AISI) and Letter of Assignment to AISI(4)
       (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                Life Insurance and Annuity Company and Aetna Investment
                Services, Inc.(4)
       (4.1)    Variable Annuity Contract (G-TDA-HH(XC/M))(5)
       (4.2)    Variable Annuity Contract (G-TDA-HH(XC/S))(5)
       (4.3)    Variable Annuity Certificate (GTCC-HH(XC/M))(6)
       (4.4)    Variable Annuity Certificate (GTCC-HH(XC/S))(6)

       (4.5)    Endorsement (EGET-IC(R)) to Contracts G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S)(3)
       (4.6)    Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M)(7)
       (4.7)    Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S)(7)
       (4.8)    Endorsement (ENYSTSDO97) to Contracts  G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S)(7)
       (4.9)    Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M)
                and G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S)(6)
       (4.10)   Endorsement (EG403-GIE-98) to Contract G-TDA-HH(XC/M)
                and Certificate GTCC-HH(XC/M)(8)
       (4.11)   Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and
                Certificate GTCC-HH(XC/M)(9)
       (4.12)   Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and
                G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and
                GTCC-HH(XC/S)(10)
       (4.13)   Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and
                Certificate G-TDA-HH(XC/M)(11)
       (4.14)   Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and
                Certificate G-TDA-HH(XC/S)(11)
       (4.15)   Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M)
                and Certificate GTCC-HH(XC/M)
       (4.16)   Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and
                Certificate GTCC-HH(XC/S)
       (5)      Variable Annuity Contract Application (300-GTD-NY(5/98))(9)
       (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                Annuity Company(12)
       (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                Insurance and Annuity Company(13)
       (6.3)    By-Laws as amended September 17, 1997 of Aetna Life
                Insurance and Annuity Company(14)
       (7)      Not applicable
       (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and AIM dated June 30, 1998(15)
       (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                Company and AIM effective June 30, 1998(15)
       (8.3)    First Amendment dated October 1, 2000 to the Service
                Agreement between Aetna Life Insurance and Annuity Company and
                AIM Advisors, Inc. effective June 30, 1998(4)
       (8.4)    Fund Participation Agreement by and among Aetna Life
                Insurance and Annuity Company and Aetna Variable Fund, Aetna
                Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                Inc., Aetna GET Fund on behalf of each of its series, Aetna
                Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

       (8.5) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(16)
       (8.6) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
                on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(17)
       (8.7)    Third Amendment dated February 11, 2000 to Fund
                Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
                Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(18)
       (8.8) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(18)
       (8.9)    Service Agreement between Aeltus Investment Management,
                Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
                Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
       (8.10) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
                Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(16)

       (8.11)   Second Amendment dated February 11, 2000 to Service
                Agreement between Aeltus Investment Management, Inc. and
                Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(18)
       (8.12) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
                Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(18)
       (8.13) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(19)
       (8.14) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(19)
       (8.15)   Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company, Variable Insurance
                Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994,
                February 1, 1995, May 1, 1995, January 1, 1996 and
                March 1, 1996(13)
       (8.16) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(20)
       (8.17) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(21)
       (8.18) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February
                1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                and November 6, 1997(2)
        (8.19) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996, March 1, 1996, May 1, 1997, November 6,
                1997 and May 1, 1998(17)

        (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)
        (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(20)
        (8.22) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(22)
        (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                January 20, 1998(2)
        (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January
                20, 1998 and May 1, 1998(17)
        (8.25) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(23)

        (8.26) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(20)

        (8.27) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(16)
        (8.28) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(24)
        (8.29) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)
        (8.30) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(17)

        (8.31)  Amendment dated as of August 1, 2000 to Fund
                Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October
                12, 1998 and December 1, 1999(25)
        (8.32) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(24)
        (8.33) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(25)
        (8.34) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(25)
        (8.35)  Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated
                December 1, 1988 and amended February 11, 1991(3)
        (8.36)  Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(26)
        (8.37)  Fund Participation Agreement among MFS Variable
                Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April
                30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)
        (8.38)  Fourth Amendment dated May 1, 1998 to the Fund
                Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(27)
        (8.39)  Fifth Amendment dated May 1, 1998 to the Fund
                Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(28)
        (8.40) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(29)
        (8.41)  Sixth Amendment dated November 17, 2000 to Fund
                Participation Agreement by and among Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999(4)

        (8.42) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(30)
        (8.43) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(16)
        (8.44) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and
                Annuity Company(30)
        (9)     Opinion and Consent of Counsel
        (10)    Consent of Independent Auditors
        (11)    Not applicable
        (12)    Not applicable
        (13)    Schedule for Computation of Performance Data(6)
        (14.1)  Powers of Attorney(4)
        (14.2)  Authorization for Signatures(3)

1.   Incorporated by reference to Post-Effective Amendment No. 6 to
     Registration Statement on Form N-4 (File No. 33-75986), as filed on
     April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
     April 17, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75962), as filed on
     April 14, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 7, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 33-75962), as filed on
     April 13, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
16. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
18. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 4, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
21. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     August 14, 2000.
26. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 22, 1996.
27. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
28.  Incorporated by reference to Post-Effective Amendment No. 4 to
     Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
30. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal
Business Address*                       Positions and Offices with Depositor
------------------                      ------------------------------------
Thomas J. McInerney                     Director and President

Allan Baker                             Director and Senior Vice President

Catherine H. Smith                      Director, Senior Vice President and Chief Financial
                                        Officer

Kirk P. Wickman                         Senior Vice President, General Counsel and Corporate
                                        Secretary

Deborah Koltenuk                        Vice President, Corporate Controller and Assistant
                                        Treasurer

Brian Murphy                            Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of nidemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable
         Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of
         Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).
         AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and principal officers of the Principal Underwriter:


Name and Principal                                Positions and Offices with
Business Address*                                 Principal Underwriter
-----------------                                 --------------------------
Maureen M. Gillis                                 Director and President

Allan Baker                                       Director and Senior Vice President

Robert L. Francis                                 Director and Senior Vice President

Marie Augsberger                                  Senior Vice President

Steven A. Haxton                                  Senior Vice President

Gary J. Hegedus                                   Senior Vice President

Deborah Koltenuk                                  Vice President, Treasurer and Chief Financial Officer

Therese Squillacote                               Vice President and Chief Compliance Officer

John F. Todd                                      Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy                                  Vice President and Assistant Treasurer

Reginald Bowen                                    Vice President

Christina Lareau                                  Vice President

Dwyatt McClain                                    Vice President

Terran Titus                                      Vice President

William T. Abramowicz                             Vice President

Douglas J. Ambrose                                Vice President

Louis E. Bachetti                                 Vice President

Ronald R. Barhorst                                Vice President

Robert H. Barley                                  Vice President

Steven M. Bresler                                 Vice President

David Brounley                                    Vice President


Name and Principal                                Positions and Offices with
Business Address*                                 Principal Underwriter
-----------------                                 --------------------------
Daniel P. Charles                                 Vice President

Brian D. Comer                                    Vice President

Albert J. DiCristofaro, Jr.                       Vice President

John B. Finigan                                   Vice President

Brian P. Harrington                               Vice President

Bernard P. Heffernon                              Vice President

William S. Jasien                                 Vice President

Jess D. Kravitz                                   Vice President

George D. Lessner                                 Vice President

Katherine E. Lewis                                Vice President

Susan J. Lewis                                    Vice President

James F. Lille                                    Vice President

David J. Linney                                   Vice President

Richard T. Mason                                  Vice President

Joseph F. McClain                                 Vice President

Pamela Mulvey                                     Vice President

W. Michael Montgomery                             Vice President

Scott T. Neeb                                     Vice President

Patrick F. O'Christie                             Vice President

Paulette Playce                                   Vice President

Marcellous J. Reed                                Vice President

Charles A. Dklader                                Vice President

Frank W. Snodgrass                                Vice President

S. Bradford Vaughan, Jr.                          Vice President


Name and Principal                                Positions and Offices with
Business Address*                                 Principal Underwriter
-----------------                                 --------------------------
Mark Woolhiser                                    Vice President

David A. Kelsey                                   Assistant Vice President

Rose-Marie DeRensis                               Assistant Corporate Secretary

Melinda L. Dziavit                                Assistant Corporate Secretary


*The principal business address of all directors and officers listed is:
151 Farmington Avenue, Hartford, Connecticut  06156

     (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                  Aetna Life Insurance and Annuity Company
                  151 Farmington Avenue
                  Hartford, Connecticut  06156

                           and

                  Opportunity Plus Service Center
                  18 Corporate Woods Blvd., Fourth Floor
                  Albany, NY  12211

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form
         N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See
         American Counsel of Life Insurance; SEC No-Action Letter,
         [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

        As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75962) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 6th day of December, 2000.

                           VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE INSURANCE AND ANNUITY COMPANY
                             (REGISTRANT)

                  By:      AETNA LIFE INSURANCE AND ANNUITY COMPANY
                             (DEPOSITOR)

                  By:      Thomas J. McInerney*
                          ------------------------------------------------
                           Thomas J. McInerney
                           President

        As required by the Securities Act of 1933, this Post-Effective Amendment No. to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURE                           TITLE                                                  DATE
---------                           -----                                                  ----
Thomas J. McInerney*                Director and President                   )
-----------------------------       (principal executive officer)            )
Thomas J. McInerney                                                          )
                                                                             )
Allan Baker*                        Director                                 )
-----------------------------                                                )            December
Allan Baker                                                                  )             6, 2000
                                                                             )
Catherine H. Smith*                 Director and Chief Financial Officer     )
-----------------------------                                                )
Catherine H. Smith                                                           )
                                                                             )
Deborah Koltenuk*                   Corporate Controller                     )
-----------------------------                                                )
 Deborah Koltenuk                                                            )


By:     /s/ Julie E. Rockmore
        -----------------------------------------------
         Julie E. Rockmore
        *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.            Exhibit
-----------            --------
99-B.4.15              Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M)
                       and Certificate GTCC-HH(XC/M)
                                                                                      -----------------

99-B.4.16              Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S)
                       and Certificate GTCC-HH(XC/S)
                                                                                      -----------------
99-B.9                 Opinion and Consent of Counsel
                                                                                      -----------------
99-B.10                Consent of Independent Auditors
                                                                                      -----------------